Right-of-Use Assets (Tables)	12 Months Ended
Jan. 31, 2021
Right-of-use Assets
Disclosure of Right-of-Use Assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see note 16).

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	23,392	417	23,809
Additions to right-of-use-assets	2,700	100	2,800
Depreciation charge for the year	(6,982)	(162)	(7,144)
Impairment of right-of-use assets	(1,221)	-	(1,221)
Foreign exchange movements	157	-	157
Balance at 31 January 2021	18,046	355	18,401

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	25,616	542	26,158
Additions to right-of-use-assets	6,255	72	6,327
Depreciation charge for the year	(8,479)	(197)	(8,676)
Balance at 31 January 2020	23,392	417	23,809

Disclosure of Amounts Recognised in Profit or Loss	Amounts recognised in profit or loss
	2021	2020
	NZ $000’s	NZ $000’s

Interest expense on lease liabilities	1,405	1,674